EuroPac International Value Fund

Class A Shares (Ticker Symbol: EPIVX)

Class I Shares (Ticker Symbol: EPVIX)

EuroPac International Bond Fund

Class A Shares (Ticker Symbol: EPIBX)

Class I Shares (Ticker Symbol: EPBIX)

EuroPac International Dividend Income Fund

Class A Shares (Ticker Symbol: EPDPX)

Class I Shares (Ticker Symbol: EPDIX)

EuroPac Gold Fund

Class A Shares (Ticker Symbol: EPGFX)

Class I Shares (Ticker Symbol: EPGIX)

EP Emerging Markets Fund

Class A Shares (Ticker Symbol: EPASX)

Class I Shares (Ticker Symbol: EPEIX)

Each a series of Investment Managers Series Trust (the “Trust”)

Supplement dated May 15, 2023, to the Prospectus and

Summary Prospectus, each dated March 1, 2023.

Removal of Redemption Fees – All Funds

Effective May 15, 2023 (the “Effective Date”), the redemption fee for each of the EuroPac International Value Fund, the EuroPac International Bond Fund, the EuroPac International Dividend Income Fund, the EuroPac Gold Fund and the EP Emerging Markets Fund will be removed. Accordingly, as of the Effective Date, all references to the redemption fees in the Prospectus are deleted in their entirety.

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Please retain this Supplement with your records.

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